LEASE LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Leases	R$ 1,916,636	R$ 1,790,193
Present value adjustment - Leases	(1,222,790)	(1,178,642)
Leases	693,846	611,551	R$ 530,131
Current	177,010	119,047
Non-current	R$ 516,836	R$ 492,504